Business Combination (Details) - Schedule of fair value of the assets acquired and liabilities assumed at the date of acquisition	Dec. 31, 2020 USD ($)
Schedule of fair value of the assets acquired and liabilities assumed at the date of acquisition [Abstract]
Accounts receivable	$ 768,005
Customer contracts	183,107
License	1,726,965
Goodwill	6,517,315
Accounts payable	(532,292)
Deferred revenue	(63,100)
Total estimated fair value of the assets acquired	$ 8,600,000